Filed with the Securities and Exchange Commission on January 9, 2015

1933 Act Registration File No.333-82865
1940 Act File No. 811-09447
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	29	[	X	]

                                                                                                                                                                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	32

(Check appropriate box or boxes)

Jacob Funds Inc.
(Exact Name of Registrant as Specified in Charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266
(Address of Principal Executive Offices) (Zip Code)

(424) 237-2164
(Registrant’s Telephone Number, including Area Code)

Ryan I. Jacob, c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266
(Name and Address of Agent for Service of Process)

With Copies to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 29 to the Registration Statement of Jacob Funds, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 28 on Form N-1A filed on December 23, 2014.  This PEA No. 29 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 28 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Manhattan Beach, and in the State of California, on the   9TH day of January, 2015.

Jacob Funds Inc.

By: /s/Ryan I. Jacob
Ryan I. Jacob
President, Chief Executive Officer, Director
and Chairman of the Board

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Ryan I. Jacob	President, Chief Executive	January 9, 2015
Ryan I. Jacob	Officer, Director and Chairman of the Board

/s/Francis J. Alexander	Vice President, Secretary and	January 9, 2015
Francis J. Alexander	Treasurer

/s/William B. Fell	Director	January 9, 2015
William B. Fell

/s/Christopher V. Hajinian	Director	January 9, 2015
Christopher V. Hajinian

/s/Jeffrey I. Schwarzschild	Director	January 9, 2015
Jeffrey I. Schwarzschild

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE